Goodwill - Summary of Change in Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in goodwill [abstract]
Goodwill Cost, Beginning	$ 8,210	$ 8,613
Impact of foreign exchange rate changes	(160)	(403)
Goodwill Cost, Ending	8,050	8,210
Accumulated impairment loss, Beginning
Impact of foreign exchange rate changes
Accumulated impairment loss, Ending
Goodwill Carrying amount, Beginning	8,210	8,613
Impact of foreign exchange rate changes	(160)	(403)
Goodwill Carrying amount, Ending	$ 8,050	$ 8,210